Net income (loss) per share	12 Months Ended
Dec. 31, 2023
Net income (loss) per share
Net income (loss) per share

22.Net income (loss) per share

Basic and diluted net income per share for the year ended December 31, 2021, 2022 and 2023 are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss)	583,499	(547,673)	(204,519)
Numerator for basic and diluted net income (loss) per share	583,499	(547,673)	(204,519)
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	238,198,117	241,437,842	243,025,428
—Diluted effect of share options	497,861	—	—
—Diluted effect of restricted share units	3,094,467	—	—
Denominator for diluted calculation	241,790,445	241,437,842	243,025,428
Net income (loss) per ordinary share
—Basic	2.45	(2.27)	(0.84)
—Diluted	2.41	(2.27)	(0.84)
Net income (loss) per ADS*
—Basic	2.45	(2.27)	(0.84)
—Diluted	2.41	(2.27)	(0.84)
*	Each ADS represents one Class A ordinary share.